Cash Distributions and Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jul. 25, 2018
Distribution Made To Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units			The first 98% of the quarterly distribution is paid to all common units holders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.
Description of loss allocation			Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,353,335	2,040,000	1,353,335	2,040,000
Common and subordinated units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%		98.00%
General Partner Units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%		2.00%
Installment 1 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date			Apr. 30, 2018
Cash distribution declared per unit			$ 0.02
Distribution date			May 14, 2018
Date of record			May 10, 2018
Aggregate amount of cash distributions paid			$ 3,420
Installment 2 - FY 2018 | Subsequent Event
Distribution Made To Limited Partner [Line Items]
Declaration date					Jul. 25, 2018
Cash distribution declared per unit					$ 0.02
Distribution date					Aug. 10, 2018
Date of record					Aug. 07, 2018
Aggregate amount of cash distributions paid					$ 3,420